Other Investment (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Other Investments [Line Items]
Beginning balance	$ 1,292
Ending balance	828
Therapin Ltd
Other Investments [Line Items]
Beginning balance	1,292
Proceeds from Therapin asset	(45)
Changes in fair value	(787)
Effect of changes in exchange rates	(35)
Ending balance	$ 425